SUBSEQUENT EVENTS (Details Textual) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended			12 Months Ended	1 Months Ended
	Jun. 06, 2014	Jun. 30, 2014	Jun. 30, 2014	Jun. 23, 2014	Jun. 30, 2013	Jun. 30, 2014 Stock Compensation Plan [Member]	Aug. 08, 2014 LSM Acquisition Agreement [Member]	Aug. 08, 2014 LSM Acquisition Agreement [Member] Minimum [Member]	Aug. 08, 2014 LSM Acquisition Agreement [Member] Maximum [Member]	Aug. 22, 2014 Mr. Deming Wang [Member] LSM Acquisition Agreement [Member]	Aug. 08, 2014 Mr. Deming Wang [Member] LSM Acquisition Agreement [Member]	Jun. 30, 2014 Underwriting Agreement [Member]	Jun. 27, 2014 Underwriting Agreement [Member]	Jul. 02, 2014 Subsequent Event [Member] Underwriting Agreement [Member]
Subsequent Event [Line Items]
Common Stock Shares Issued		5,229,032	5,229,032	200,000	4,829,032							647,000	572,000
Common Stock, Par or Stated Value Per Share		$ 2.34	$ 2.34	$ 2.22									$ 1.76
Number Of Additional Shares Issued Under Underwriters Option													85,800	75,000
Equity Method Investment, Ownership Percentage											3.60%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares								20,000	200,000
Business Acquisition, Equity Interest Issued or Issuable, Description							the purchase price for the equity of LSM will be between 20,000 and 200,000 shares of common stock of the Company, depending on the net income of LSM from July 4, 2014 through December 31, 2014.
Stock Issued During Period, Shares, Acquisitions										50,000
Stock Issued During Period, Shares, Issued for Services	600,000	200,000	400,000			400,000